Basic and Diluted Net Loss Per Share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss, basic and diluted	$ (1,724,000)	$ (2,075,000)	$ (4,582,000)	$ (3,810,000)	$ (6,613,255)	$ (9,966,337)
Weighted-average number of shares used in computing net loss per share, basic and diluted	9,810,572	9,572,110	9,780,959	9,566,373
Net loss per share, basic and diluted	$ (0.18)	$ (0.22)	$ (0.47)	$ (0.40)